Balance Sheets (December 31, 2013 unaudited) - Parenthetical (USD $)	Sep. 30, 2013		Sep. 30, 2012
Balance Sheets
Preferred Stock, Par Value	$ 0.0001		$ 0.0001
Preferred Stock, Shares Authorized	20,000,000		20,000,000
Preferred Stock, Shares Issued	0		0
Preferred Stock, Shares Outstanding	0		0
Common Stock, Par Value	$ 0.00002	[1]	$ 0.00002	[1]
Common Stock, Shares Authorized	100,000,000	[1]	100,000,000	[1]
Common Stock, Shares Issued	9,299,500	[1]	8,950,000	[1]
Common Stock, Shares Outstanding	9,299,500	[1]	8,950,000	[1]
Accumulated depreciation, machinery equipment and furniture	$ 5,899		$ 0
Accumulated amortization, intangible assets	$ 1,000		$ 0

[1]	All common shares amounts and per share amounts in these financial statements, reflect the one-for-ten reverse stock split of the issued and outstanding shares of common stock of the Company, effective April 11, 2013 and the five-for-one stock split of the issued and outstanding shares of common stock of the Company, effective April 28, 2012 including retroactive adjustment of common share amounts